Supplemental information on oil and gas producing activities (unaudited) - Discounted net cash flows (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental information on oil and gas producing activities (unaudited)
Net change in sales and transfer prices and in production cost (lifting) related to future production	$ (16,429)	$ 41,742	$ (123,240)
Changes in estimated future development costs	(6,229)	(15,349)	(10,624)
Sales and transfer of oil and gas produced net of production costs	(50,500)	(59,519)	(60,970)
Net change due to extensions, discoveries, and improved recovery	8,778	3,723	6,173
Net change due to purchase and sales of minerals in place		1,501
Net change due to revisions in quantity estimates	15,796	8,877	967
Previously estimated development costs incurred during the year	23,283	27,042	34,815
Accretion of discount	17,713	14,935	28,677
Timing and other	(10,617)	4,828	(13,215)
Net change in income taxes	7,728	(6,549)	77,093
Aggregate change in the standardized measure of discounted future net cash flows for the year	$ (10,477)	$ 21,231	$ (60,324)